Consolidated Statements of Cash Flows ¥ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Cash flows from operating activities
Net loss	$ (30,113,504)	$ (7,446,001)	$ (9,768,372)
Adjustments to reconcile net loss to cash used in operating activities
Provision for (reversal from) credit losses	2,763,188	(301,002)
Provision for Doubtful Accounts			1,211,221
(Deletion) provision of obsolete inventory	(773,119)	184,713	323,802
Depreciation and amortization expense	1,713,096	1,385,840	1,998,487
Impairment of Property, plant and equipment	10,350,589
Amortization of operating and finance right-of-use assets	1,582,452	1,607,292	1,944,270
Loss on disposals of property, plant and equipment	52,220		388,907
(Reversal from) provision from warranty liability	(674,122)	42,176	256,433
Unrealized gain on short-term investment	(28,594)
Transaction costs related to the issuance of consultant shares	9,000,000
Changes in operating assets and liabilities:
Notes receivable	15,287	596,254	(1,680,520)
Accounts receivable	(288,633)	531,003	112,596
Inventories	2,163,935	1,261,751	2,702,757
Amounts due from related parties	(69,237)		(14,646)
Prepaid expenses and other current assets	(355,151)	234,542	1,133,867
Deferred closing costs		(231,931)
Retention receivables	434,135	604,712	969,060
Accounts and notes payable	(73,656)	(1,896,383)	(4,250,450)
Amounts due to related parties	(42,016)	115,330	(1,557)
Contract liabilities	91,894	(1,582,264)	4,359,556
Accrued expenses and other current liabilities	1,600,448	626,965	(541,582)
Product warranty liability	(172,852)	(1,327,270)	(3,564,562)
Operating lease liability			(181,321)
Other non-current assets		(98,855)
Net cash used in operating activities	(2,823,640)	(5,693,128)	(4,602,054)
Cash flows from investing activities
Purchase of property, plant and equipment	(976)	(548,931)	(1,153,874)
Proceeds from sales of property, plant and equipment			83,254
Placement of short-term investments	(7,000,000)
Issuance of promissory note receivable	(775,000)
Net cash used in investing activities	(7,775,976)	(548,931)	(1,070,620)
Cash flows from financing activities
Proceeds from bank borrowings			742,969
Repayments of bank borrowings		(706,108)	(5,052,192)
Proceeds from factoring loan related to notes receivable			1,619,673
Proceeds from capital contribution		4,236,649	1,396,555
Capital injection from share capital shareholders	1,054
Proceeds from issuance of mezzanine equity			9,742,132
Proceeds from borrowings from related parties	13,897	564,887
Repayment of borrowings to related parties			(28,233)
Proceeds from borrowings from third parties	4,350,790	2,010,327	237,230
Repayments of borrowings to third parties	(526,703)	(475,632)	(4,442,437)
Proceeds from loan payable with pledged assets		985,929
Repayment of loan payable with pledged assets	(243,200)	(246,482)
Proceeds from PIPE financing	7,000,000
Net cash provided by financing activities	10,595,838	6,369,570	4,215,697
Effect of changes of foreign exchange rates on cash	13,197	(984,483)	1,271,352
Net increase/(decrease) in cash	9,419	(856,972)	(185,625)
Cash and cash equivalents and restricted cash, beginning of year	308,582	1,165,554	1,351,179
Cash and cash equivalents and restricted cash, end of year	318,001	308,582	1,165,554
Supplemental disclosures of cash flow information
Cash paid for interest	22,876	60,492	453,211
Income taxes paid		2,155
Non-cash investing and financing activities
Payable for purchase of property, plant and equipment		315,933	735,488
Lease liabilities arising from obtaining right-of-use assets			1,220,971
Other income due to debt forgiven by a third party		375,701
Reclassification of mezzanine equity to permanent equity		9,715,267
Unpaid deferred offering cost related with reverse recapitalization	69,190
Net liabilities acquired in the reverse recapitalization	3,433,249
Issuance of consultant shares	9,000,000
Cash and cash equivalents, beginning of the year	756	918,359
Restricted cash, beginning of the year	307,826	247,195
Total cash, cash equivalents and restricted cash at beginning of the year	308,582	1,165,554
Cash and cash equivalents, end of the year	146,514	756	918,359
Restricted cash, end of the year	171,487	307,826	247,195
Total cash, cash equivalents and restricted cash at end of the year	$ 318,001	$ 308,582	$ 1,165,554